Principal Group subsidiaries and associated companies (Details) - 12 months ended Dec. 31, 2017
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	USD ($)	CHF (SFr)	EUR (€)	JPY (¥)	DZD	ARS	AUD	BDT	BRL	CAD	CLP	HKD	COP	HRK	CZK	DKK	EGP	HUF	INR (₨)	IDR	ILS (₪)	MYR	MXN	MAD	NZD	NOK	PKR	PAB	PHP	PLN	RON	RUB	SAR	SGD	ZAR	KRW (₩)	SEK	TWD	THB	TRY	AED	GBP (£)	VEF
Disclosure of subsidiaries [line items]
Principal group companies materiality of assets or sales to third parties | $	$ 25,000,000
Subsidiaries [member] | Societe par actions SANDOZ, Algiers [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Société par actions SANDOZ
Principal place of business of subsidiary	Algiers
Country of incorporation of subsidiary	Algeria
Share/paid-in capital | DZD					DZD 650.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Argentina S.A., Buenos Aires [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Argentina S.A.
Principal place of business of subsidiary	Buenos Aires
Country of incorporation of subsidiary	Argentina
Share/paid-in capital | ARS						ARS 906.1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Laboratorios S.A., Buenos Aires [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Laboratorios S.A.
Principal place of business of subsidiary	Buenos Aires
Country of incorporation of subsidiary	Argentina
Share/paid-in capital | ARS						ARS 83.9
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Australia Pty Ltd, North Ryde, NSW [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Australia Pty Ltd
Principal place of business of subsidiary	North Ryde, NSW
Country of incorporation of subsidiary	Australia
Share/paid-in capital | AUD							AUD 2
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals Australia Pty Ltd, North Ryde, NSW [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals Australia Pty Ltd
Principal place of business of subsidiary	North Ryde, NSW
Country of incorporation of subsidiary	Australia
Share/paid-in capital | AUD							3,800,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Pty Ltd, North Ryde, NSW [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Pty Ltd
Principal place of business of subsidiary	North Ryde, NSW
Country of incorporation of subsidiary	Australia
Share/paid-in capital | AUD							11,600,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Laboratories (Australia) Pty Ltd, Frenchs Forest, NSW [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Laboratories (Australia) Pty Ltd
Principal place of business of subsidiary	Frenchs Forest, NSW
Country of incorporation of subsidiary	Australia
Share/paid-in capital | AUD							AUD 2,600,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Austria GmbH, Vienna [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Austria GmbH
Principal place of business of subsidiary	Vienna
Country of incorporation of subsidiary	Austria
Share/paid-in capital			€ 1,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma GmbH, Vienna [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma GmbH
Principal place of business of subsidiary	Vienna
Country of incorporation of subsidiary	Austria
Share/paid-in capital			1,100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz GmbH, Kundl [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz GmbH
Principal place of business of subsidiary	Kundl
Country of incorporation of subsidiary	Austria
Share/paid-in capital			32,700,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | EBEWE Pharma Ges.m.b.H Nfg. KG, Unterach am Attersee [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	EBEWE Pharma Ges.m.b.H Nfg. KG
Principal place of business of subsidiary	Unterach am Attersee
Country of incorporation of subsidiary	Austria
Share/paid-in capital			1,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis (Bangladesh) Limited, Gazipur [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis (Bangladesh) Limited
Principal place of business of subsidiary	Gazipur
Country of incorporation of subsidiary	Bangladesh
Share/paid-in capital | BDT								BDT 162.5
Proportion of ownership interest in subsidiary	60.00%
Proportion of voting rights held in subsidiary	60.00%
Subsidiaries [member] | N.V. Novartis Pharma S.A., Vilvoorde [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	N.V. Novartis Pharma S.A.
Principal place of business of subsidiary	Vilvoorde
Country of incorporation of subsidiary	Belgium
Share/paid-in capital			7,100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | N.V. Sandoz S.A., Vilvoorde [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	N.V. Sandoz S.A.
Principal place of business of subsidiary	Vilvoorde
Country of incorporation of subsidiary	Belgium
Share/paid-in capital			19,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | S.A. Alcon-Couvreur N.V., Puurs [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	S.A. Alcon-Couvreur N.V.
Principal place of business of subsidiary	Puurs
Country of incorporation of subsidiary	Belgium
Share/paid-in capital			110,600,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | N.V. Alcon S.A., Vilvoorde [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	N.V. Alcon S.A.
Principal place of business of subsidiary	Vilvoorde
Country of incorporation of subsidiary	Belgium
Share/paid-in capital			141,856
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Investment Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Investment Ltd.
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital | $	$ 12,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Securities Investment Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Securities Investment Ltd.
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital | SFr		SFr 30,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Finance Services Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Finance Services Ltd.
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital | SFr		20,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis B2 Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis B2 Ltd.
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital | $	$ 12,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis B3 Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis B3 Ltd.
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital | $	$ 106,400
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Triangle International Reinsurance Limited, Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Triangle International Reinsurance Limited
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital | SFr		1,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Trinity River Insurance Co Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Trinity River Insurance Co Ltd.
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital | $	$ 370,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Biociencias S.A., Sao Paulo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Biociências S.A.
Principal place of business of subsidiary	São Paulo
Country of incorporation of subsidiary	Brazil
Share/paid-in capital | BRL									BRL 265.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz do Brasil Industria Farmaceutica Ltda., Cambe, PR [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz do Brasil Indústria Farmacêutica Ltda.
Principal place of business of subsidiary	Cambé, PR
Country of incorporation of subsidiary	Brazil
Share/paid-in capital | BRL									BRL 190.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals Canada Inc., Dorval, Quebec [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals Canada Inc.
Principal place of business of subsidiary	Dorval, Quebec
Country of incorporation of subsidiary	Canada
Share/paid-in capital | CAD										CAD 13,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Canada Inc., Boucherville, Quebec [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Canada Inc.
Principal place of business of subsidiary	Boucherville, Quebec
Country of incorporation of subsidiary	Canada
Share/paid-in capital | CAD										80,800,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Canada Inc., Mississauga, Ontario [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Canada Inc.
Principal place of business of subsidiary	Mississauga, Ontario
Country of incorporation of subsidiary	Canada
Share/paid-in capital | CAD										2,500
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | CIBA Vision Canada Inc., Mississauga, Ontario [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CIBA Vision Canada Inc.
Principal place of business of subsidiary	Mississauga, Ontario
Country of incorporation of subsidiary	Canada
Share/paid-in capital | CAD										CAD 82,886
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Chile S.A., Santiago de Chile [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Chile S.A.
Principal place of business of subsidiary	Santiago de Chile
Country of incorporation of subsidiary	Chile
Share/paid-in capital | CLP											CLP 2.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Laboratorios Chile Ltd., Santiago de Chile [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Laboratorios Chile Ltd.
Principal place of business of subsidiary	Santiago de Chile
Country of incorporation of subsidiary	Chile
Share/paid-in capital | CLP											CLP 2.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Beijing Novartis Pharma Co., Ltd., Beijing [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Beijing Novartis Pharma Co., Ltd.
Principal place of business of subsidiary	Beijing
Country of incorporation of subsidiary	China
Share/paid-in capital | $	$ 30,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals (HK) Limited, Hong Kong [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals (HK) Limited
Principal place of business of subsidiary	Hong Kong
Country of incorporation of subsidiary	China
Share/paid-in capital | HKD												HKD 200
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | China Novartis Institutes for BioMedical Research Co., Ltd., Shanghai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	China Novartis Institutes for BioMedical Research Co., Ltd.
Principal place of business of subsidiary	Shanghai
Country of incorporation of subsidiary	China
Share/paid-in capital | $	$ 320,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Suzhou Novartis Pharma Technology Co., Ltd., Changshu [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Suzhou Novartis Pharma Technology Co., Ltd.
Principal place of business of subsidiary	Changshu
Country of incorporation of subsidiary	China
Share/paid-in capital | $	$ 103,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Shanghai Novartis Trading Ltd., Shanghai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Shanghai Novartis Trading Ltd.
Principal place of business of subsidiary	Shanghai
Country of incorporation of subsidiary	China
Share/paid-in capital | $	$ 3,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz (China) Pharmaceutical Co., Ltd., Zhongshan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz (China) Pharmaceutical Co., Ltd.
Principal place of business of subsidiary	Zhongshan
Country of incorporation of subsidiary	China
Share/paid-in capital | $	$ 36,500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Hong Kong Limited, Hong Kong [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Hong Kong Limited
Principal place of business of subsidiary	Hong Kong
Country of incorporation of subsidiary	China
Share/paid-in capital | HKD												HKD 77,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon (China) Ophthalmic Product Co., Ltd., Beijing [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon (China) Ophthalmic Product Co., Ltd.
Principal place of business of subsidiary	Beijing
Country of incorporation of subsidiary	China
Share/paid-in capital | $	$ 60,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis de Colombia S.A., Santafe de Bogota [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis de Colombia S.A.
Principal place of business of subsidiary	Santafé de Bogotá
Country of incorporation of subsidiary	Colombia
Share/paid-in capital | COP													COP 7,900.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Laboratorios Alcon de Colombia S.A., Santafe de Bogota [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Laboratorios Alcon de Colombia S.A.
Principal place of business of subsidiary	Santafé de Bogotá
Country of incorporation of subsidiary	Colombia
Share/paid-in capital | COP													COP 20.9
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz d.o.o. farmaceutska industrija, Zagreb [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz d.o.o. farmaceutska industrija
Principal place of business of subsidiary	Zagreb
Country of incorporation of subsidiary	Croatia
Share/paid-in capital | HRK														HRK 25.6
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis s.r.o., Prague [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis s.r.o.
Principal place of business of subsidiary	Prague
Country of incorporation of subsidiary	Czech Republic
Share/paid-in capital | CZK															CZK 51.5
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz s.r.o., Prague [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz s.r.o.
Principal place of business of subsidiary	Prague
Country of incorporation of subsidiary	Czech Republic
Share/paid-in capital | CZK															44.7
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Pharmaceuticals (Czech Republic) s.r.o., Prague [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Pharmaceuticals (Czech Republic) s.r.o.
Principal place of business of subsidiary	Prague
Country of incorporation of subsidiary	Czech Republic
Share/paid-in capital | CZK															CZK 31.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Healthcare A/S, Copenhagen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Healthcare A/S
Principal place of business of subsidiary	Copenhagen
Country of incorporation of subsidiary	Denmark
Share/paid-in capital | DKK																DKK 14.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz A/S, Copenhagen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz A/S
Principal place of business of subsidiary	Copenhagen
Country of incorporation of subsidiary	Denmark
Share/paid-in capital | DKK																12.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Nordic A/S, Copenhagen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Nordic A/S
Principal place of business of subsidiary	Copenhagen
Country of incorporation of subsidiary	Denmark
Share/paid-in capital | DKK																DKK 0.5
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Ecuador S.A., Quito [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Ecuador S.A.
Principal place of business of subsidiary	Quito
Country of incorporation of subsidiary	Ecuador
Share/paid-in capital | $	$ 4,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma S.A.E., Cairo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma S.A.E.
Principal place of business of subsidiary	Cairo
Country of incorporation of subsidiary	Egypt
Share/paid-in capital | EGP																	EGP 193,800,000
Proportion of ownership interest in subsidiary	99.77%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Egypt Pharma S.A.E., New Cairo City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Egypt Pharma S.A.E.
Principal place of business of subsidiary	New Cairo City
Country of incorporation of subsidiary	Egypt
Share/paid-in capital | EGP																	EGP 250,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Finland Oy, Espoo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Finland Oy
Principal place of business of subsidiary	Espoo
Country of incorporation of subsidiary	Finland
Share/paid-in capital			459,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Groupe France S.A., Rueil-Malmaison [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Groupe France S.A.
Principal place of business of subsidiary	Rueil-Malmaison
Country of incorporation of subsidiary	France
Share/paid-in capital			103,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma S.A.S., Rueil-Malmaison [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma S.A.S.
Principal place of business of subsidiary	Rueil-Malmaison
Country of incorporation of subsidiary	France
Share/paid-in capital			43,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz S.A.S., Levallois-Perret [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz S.A.S.
Principal place of business of subsidiary	Levallois-Perret
Country of incorporation of subsidiary	France
Share/paid-in capital			5,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Laboratoires Alcon S.A.S., Rueil-Malmaison [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Laboratoires Alcon S.A.S.
Principal place of business of subsidiary	Rueil-Malmaison
Country of incorporation of subsidiary	France
Share/paid-in capital			12,900,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Deutschland GmbH, Wehr [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Deutschland GmbH
Principal place of business of subsidiary	Wehr
Country of incorporation of subsidiary	Germany
Share/paid-in capital			155,500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma GmbH, Nuremberg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma GmbH
Principal place of business of subsidiary	Nuremberg
Country of incorporation of subsidiary	Germany
Share/paid-in capital			25,600,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Produktions GmbH, Wehr [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Produktions GmbH
Principal place of business of subsidiary	Wehr
Country of incorporation of subsidiary	Germany
Share/paid-in capital			2,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Pharma GmbH, Freiburg im Breisgau [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Pharma GmbH
Principal place of business of subsidiary	Freiburg im Breisgau
Country of incorporation of subsidiary	Germany
Share/paid-in capital			512,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | WaveLight GmbH, Erlangen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	WaveLight GmbH
Principal place of business of subsidiary	Erlangen
Country of incorporation of subsidiary	Germany
Share/paid-in capital			6,600,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | CIBA Vision GmbH, Grosswallstadt [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CIBA Vision GmbH
Principal place of business of subsidiary	Grosswallstadt
Country of incorporation of subsidiary	Germany
Share/paid-in capital			15,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz International GmbH, Holzkirchen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz International GmbH
Principal place of business of subsidiary	Holzkirchen
Country of incorporation of subsidiary	Germany
Share/paid-in capital			100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | 1 A Pharma GmbH, Oberhaching [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	1 A Pharma GmbH
Principal place of business of subsidiary	Oberhaching
Country of incorporation of subsidiary	Germany
Share/paid-in capital			26,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Salutas Pharma GmbH, Barleben [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Salutas Pharma GmbH
Principal place of business of subsidiary	Barleben
Country of incorporation of subsidiary	Germany
Share/paid-in capital			42,100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | HEXAL AG, Holzkirchen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	HEXAL AG
Principal place of business of subsidiary	Holzkirchen
Country of incorporation of subsidiary	Germany
Share/paid-in capital			93,700,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Aeropharm GmbH, Rudolstadt [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Aeropharm GmbH
Principal place of business of subsidiary	Rudolstadt
Country of incorporation of subsidiary	Germany
Share/paid-in capital			26,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Business Services GmbH, Wehr [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Business Services GmbH
Principal place of business of subsidiary	Wehr
Country of incorporation of subsidiary	Germany
Share/paid-in capital			25,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novista Insurance Limited, Gibraltar City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novista Insurance Limited
Principal place of business of subsidiary	Gibraltar City
Country of incorporation of subsidiary	Gibraltar
Share/paid-in capital | SFr		130,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis (Hellas) S.A.C.I., Metamorphosis/Athens [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis (Hellas) S.A.C.I.
Principal place of business of subsidiary	Metamorphosis/Athens
Country of incorporation of subsidiary	Greece
Share/paid-in capital			23,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Laboratories Hellas Commercial and Industrial S.A., Maroussi, Athens [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Laboratories Hellas- Commercial and Industrial S.A.
Principal place of business of subsidiary	Maroussi, Athens
Country of incorporation of subsidiary	Greece
Share/paid-in capital			5,700,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Hungary Healthcare Limited Liability Company, Budapest [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Hungary Healthcare Limited Liability Company
Principal place of business of subsidiary	Budapest
Country of incorporation of subsidiary	Hungary
Share/paid-in capital | HUF																		HUF 545.6
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Hungary Limited Liability Company, Budapest [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Hungary Limited Liability Company
Principal place of business of subsidiary	Budapest
Country of incorporation of subsidiary	Hungary
Share/paid-in capital | HUF																		HUF 883.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis India Limited, Mumbai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis India Limited
Principal place of business of subsidiary	Mumbai
Country of incorporation of subsidiary	India
Share/paid-in capital | ₨																			₨ 140.7
Proportion of ownership interest in subsidiary	73.40%
Proportion of voting rights held in subsidiary	73.00%
Subsidiaries [member] | Novartis Healthcare Private Limited, Mumbai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Healthcare Private Limited
Principal place of business of subsidiary	Mumbai
Country of incorporation of subsidiary	India
Share/paid-in capital | ₨																			60.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Private Limited, Mumbai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Private Limited
Principal place of business of subsidiary	Mumbai
Country of incorporation of subsidiary	India
Share/paid-in capital | ₨																			32.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Laboratories (India) Private Limited, Bangalore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Laboratories (India) Private Limited
Principal place of business of subsidiary	Bangalore
Country of incorporation of subsidiary	India
Share/paid-in capital | ₨																			₨ 1,100.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | PT. Novartis Indonesia, Jakarta [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	PT. Novartis Indonesia
Principal place of business of subsidiary	Jakarta
Country of incorporation of subsidiary	Indonesia
Share/paid-in capital | IDR																				IDR 7.7
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | PT. CIBA Vision Batam, Batam [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	PT. CIBA Vision Batam
Principal place of business of subsidiary	Batam
Country of incorporation of subsidiary	Indonesia
Share/paid-in capital | IDR																				IDR 11.9
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Ireland Limited, Dublin [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Ireland Limited
Principal place of business of subsidiary	Dublin
Country of incorporation of subsidiary	Ireland
Share/paid-in capital			25,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Ringaskiddy Limited, Ringaskiddy, County Cork [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Ringaskiddy Limited
Principal place of business of subsidiary	Ringaskiddy, County Cork
Country of incorporation of subsidiary	Ireland
Share/paid-in capital			2,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Laboratories Ireland Limited, Cork City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Laboratories Ireland Limited
Principal place of business of subsidiary	Cork City
Country of incorporation of subsidiary	Ireland
Share/paid-in capital			541,251
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Israel Ltd., Petach Tikva [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Israel Ltd.
Principal place of business of subsidiary	Petach Tikva
Country of incorporation of subsidiary	Israel
Share/paid-in capital | ₪																					₪ 1,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Optonol Ltd., Neve-Ilan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Optonol Ltd.
Principal place of business of subsidiary	Neve-Ilan
Country of incorporation of subsidiary	Israel
Share/paid-in capital | ₪																					₪ 752,545
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Farma S.p.A., Origgio [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Farma S.p.A.
Principal place of business of subsidiary	Origgio
Country of incorporation of subsidiary	Italy
Share/paid-in capital			18,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz S.p.A., Origgio [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz S.p.A.
Principal place of business of subsidiary	Origgio
Country of incorporation of subsidiary	Italy
Share/paid-in capital			1,700,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Industrial Products S.p.A., Rovereto [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Industrial Products S.p.A.
Principal place of business of subsidiary	Rovereto
Country of incorporation of subsidiary	Italy
Share/paid-in capital			2,600,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Italia S.p.A., Milan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Italia S.p.A.
Principal place of business of subsidiary	Milan
Country of incorporation of subsidiary	Italy
Share/paid-in capital			3,700,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Holding Japan K.K., Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Holding Japan K.K.
Principal place of business of subsidiary	Tokyo
Country of incorporation of subsidiary	Japan
Share/paid-in capital | ¥				¥ 10.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma K.K., Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma K.K.
Principal place of business of subsidiary	Tokyo
Country of incorporation of subsidiary	Japan
Share/paid-in capital | ¥				6,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Ciba-Geigy Japan Limited, Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Ciba-Geigy Japan Limited
Principal place of business of subsidiary	Tokyo
Country of incorporation of subsidiary	Japan
Share/paid-in capital | ¥				8.5
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz K.K., Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz K.K.
Principal place of business of subsidiary	Tokyo
Country of incorporation of subsidiary	Japan
Share/paid-in capital | ¥				100.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Japan Ltd., Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Japan Ltd.
Principal place of business of subsidiary	Tokyo
Country of incorporation of subsidiary	Japan
Share/paid-in capital | ¥				¥ 500.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Investments S.a r.l., Luxembourg-Ville [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Investments S.à r.l.
Principal place of business of subsidiary	Luxembourg-Ville
Country of incorporation of subsidiary	Luxembourg
Share/paid-in capital | $	$ 100,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Finance S.A., Luxembourg-Ville [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Finance S.A.
Principal place of business of subsidiary	Luxembourg-Ville
Country of incorporation of subsidiary	Luxembourg
Share/paid-in capital | $	$ 100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Corporation (Malaysia) Sdn. Bhd., Kuala Lumpur [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Corporation (Malaysia) Sdn. Bhd.
Principal place of business of subsidiary	Kuala Lumpur
Country of incorporation of subsidiary	Malaysia
Share/paid-in capital | MYR																						MYR 3.3
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Laboratories (Malaysia) Sdn. Bhd., Petaling Jaya [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Laboratories (Malaysia) Sdn. Bhd.
Principal place of business of subsidiary	Petaling Jaya
Country of incorporation of subsidiary	Malaysia
Share/paid-in capital | MYR																						1.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | CIBA Vision Johor Sdn. Bhd., Kuala Lumpur [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CIBA Vision Johor Sdn. Bhd.
Principal place of business of subsidiary	Kuala Lumpur
Country of incorporation of subsidiary	Malaysia
Share/paid-in capital | MYR																						MYR 10.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Farmaceutica, S.A. de C.V., Mexico City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Farmacéutica, S.A. de C.V.
Principal place of business of subsidiary	Mexico City
Country of incorporation of subsidiary	Mexico
Share/paid-in capital | MXN																							MXN 205.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz, S.A. de C.V., Mexico City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz, S.A. de C.V.
Principal place of business of subsidiary	Mexico City
Country of incorporation of subsidiary	Mexico
Share/paid-in capital | MXN																							468.2
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Laboratorios, S.A. de C.V., Mexico City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Laboratorios, S.A. de C.V.
Principal place of business of subsidiary	Mexico City
Country of incorporation of subsidiary	Mexico
Share/paid-in capital | MXN																							MXN 5.9
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Maroc SA, Casablanca [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Maroc SA
Principal place of business of subsidiary	Casablanca
Country of incorporation of subsidiary	Morocco
Share/paid-in capital | MAD																								MAD 80.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Netherlands B.V., Arnhem [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Netherlands B.V.
Principal place of business of subsidiary	Arnhem
Country of incorporation of subsidiary	Netherlands
Share/paid-in capital			1,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma B.V., Arnhem [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma B.V.
Principal place of business of subsidiary	Arnhem
Country of incorporation of subsidiary	Netherlands
Share/paid-in capital			4,500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz B.V., Almere [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz B.V.
Principal place of business of subsidiary	Almere
Country of incorporation of subsidiary	Netherlands
Share/paid-in capital			907,560
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Nederland B.V., Arnhem [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Nederland B.V.
Principal place of business of subsidiary	Arnhem
Country of incorporation of subsidiary	Netherlands
Share/paid-in capital			18,151
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis New Zealand Ltd, Auckland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis New Zealand Ltd
Principal place of business of subsidiary	Auckland
Country of incorporation of subsidiary	New Zealand
Share/paid-in capital | NZD																									NZD 820,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Norge AS, Oslo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Norge AS
Principal place of business of subsidiary	Oslo
Country of incorporation of subsidiary	Norway
Share/paid-in capital | NOK																										NOK 1.5
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma (Pakistan) Limited, Karachi [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma (Pakistan) Limited
Principal place of business of subsidiary	Karachi
Country of incorporation of subsidiary	Pakistan
Share/paid-in capital | PKR																											PKR 3.9
Proportion of ownership interest in subsidiary	99.99%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma (Logistics), Inc., Panama City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma (Logistics), Inc.
Principal place of business of subsidiary	Panama City
Country of incorporation of subsidiary	Panama
Share/paid-in capital | $	$ 10,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Centroamerica S.A., Panama City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Centroamerica S.A.
Principal place of business of subsidiary	Panama City
Country of incorporation of subsidiary	Panama
Share/paid-in capital | PAB																												PAB 1,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Healthcare Philippines, Inc., Manila [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Healthcare Philippines, Inc.
Principal place of business of subsidiary	Manila
Country of incorporation of subsidiary	Philippines
Share/paid-in capital | PHP																													PHP 298.8
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Philippines Corporation, Manila [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Philippines Corporation
Principal place of business of subsidiary	Manila
Country of incorporation of subsidiary	Philippines
Share/paid-in capital | PHP																													PHP 30.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Poland Sp. z o.o., Warszawa [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Poland Sp. z o.o.
Principal place of business of subsidiary	Warszawa
Country of incorporation of subsidiary	Poland
Share/paid-in capital | PLN																														PLN 44,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Polska Sp. z o.o., Warszawa [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Polska Sp. z o.o.
Principal place of business of subsidiary	Warszawa
Country of incorporation of subsidiary	Poland
Share/paid-in capital | PLN																														25,600,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Lek S.A., Strykow [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Lek S.A.
Principal place of business of subsidiary	Strykow
Country of incorporation of subsidiary	Poland
Share/paid-in capital | PLN																														11,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Polska Sp. z o.o., Warszawa [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Polska Sp. z o.o.
Principal place of business of subsidiary	Warszawa
Country of incorporation of subsidiary	Poland
Share/paid-in capital | PLN																														PLN 750,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Portugal SGPS Lda., Porto Salvo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Portugal SGPS Lda.
Principal place of business of subsidiary	Porto Salvo
Country of incorporation of subsidiary	Portugal
Share/paid-in capital			500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Farma - Produtos Farmaceuticos S.A., Porto Salvo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Farma - Produtos Farmacêuticos S.A.
Principal place of business of subsidiary	Porto Salvo
Country of incorporation of subsidiary	Portugal
Share/paid-in capital			2,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Farmaceutica Lda., Porto Salvo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Farmacêutica Lda.
Principal place of business of subsidiary	Porto Salvo
Country of incorporation of subsidiary	Portugal
Share/paid-in capital			499,900
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Portugal-Produtos e Equipamentos Oftalmologicos Lda., Porto Salvo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Portugal-Produtos e Equipamentos Oftalmológicos Lda.
Principal place of business of subsidiary	Porto Salvo
Country of incorporation of subsidiary	Portugal
Share/paid-in capital			4,500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Services Romania S.R.L., Bucharest [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Services Romania S.R.L.
Principal place of business of subsidiary	Bucharest
Country of incorporation of subsidiary	Romania
Share/paid-in capital | RON																															RON 3.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz S.R.L., Targu-Mures [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz S.R.L.
Principal place of business of subsidiary	Targu-Mures
Country of incorporation of subsidiary	Romania
Share/paid-in capital | RON																															105.2
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Romania S.R.L., Bucharest [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Romania S.R.L.
Principal place of business of subsidiary	Bucharest
Country of incorporation of subsidiary	Romania
Share/paid-in capital | RON																															RON 10.8
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma LLC, Moscow [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma LLC
Principal place of business of subsidiary	Moscow
Country of incorporation of subsidiary	Russian Federation
Share/paid-in capital | RUB																																RUB 20.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Neva LLC, St. Petersburg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Neva LLC
Principal place of business of subsidiary	St. Petersburg
Country of incorporation of subsidiary	Russian Federation
Share/paid-in capital | RUB																																1,300.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | ZAO Sandoz, Moscow [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ZAO Sandoz
Principal place of business of subsidiary	Moscow
Country of incorporation of subsidiary	Russian Federation
Share/paid-in capital | RUB																																57.4
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Farmacevtika LLC, Moscow [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Farmacevtika LLC
Principal place of business of subsidiary	Moscow
Country of incorporation of subsidiary	Russian Federation
Share/paid-in capital | RUB																																RUB 44.1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Saudi Pharmaceutical Distribution Co. Ltd., Riyadh [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Saudi Pharmaceutical Distribution Co. Ltd.
Principal place of business of subsidiary	Riyadh
Country of incorporation of subsidiary	Saudi Arabia
Share/paid-in capital | SAR																																	SAR 26.8
Proportion of ownership interest in subsidiary	75.00%
Proportion of voting rights held in subsidiary	75.00%
Subsidiaries [member] | Novartis (Singapore) Pte Ltd., Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis (Singapore) Pte Ltd.
Principal place of business of subsidiary	Singapore
Country of incorporation of subsidiary	Singapore
Share/paid-in capital | SGD																																		SGD 100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Singapore Pharmaceutical Manufacturing Pte Ltd, Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Singapore Pharmaceutical Manufacturing Pte Ltd
Principal place of business of subsidiary	Singapore
Country of incorporation of subsidiary	Singapore
Share/paid-in capital | SGD																																		45,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Asia Pacific Pharmaceuticals Pte Ltd, Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Asia Pacific Pharmaceuticals Pte Ltd
Principal place of business of subsidiary	Singapore
Country of incorporation of subsidiary	Singapore
Share/paid-in capital | SGD																																		39,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Institute for Tropical Diseases Pte Ltd, Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Institute for Tropical Diseases Pte Ltd
Principal place of business of subsidiary	Singapore
Country of incorporation of subsidiary	Singapore
Share/paid-in capital | SGD																																		2,004
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Pte Ltd, Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Pte Ltd
Principal place of business of subsidiary	Singapore
Country of incorporation of subsidiary	Singapore
Share/paid-in capital | SGD																																		164,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Singapore Manufacturing Pte Ltd, Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Singapore Manufacturing Pte Ltd
Principal place of business of subsidiary	Singapore
Country of incorporation of subsidiary	Singapore
Share/paid-in capital | SGD																																		101,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | CIBA Vision Asian Manufacturing and Logistics Pte Ltd., Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CIBA Vision Asian Manufacturing and Logistics Pte Ltd.
Principal place of business of subsidiary	Singapore
Country of incorporation of subsidiary	Singapore
Share/paid-in capital | SGD																																		SGD 1,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Slovakia s.r.o., Bratislava [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Slovakia s.r.o.
Principal place of business of subsidiary	Bratislava
Country of incorporation of subsidiary	Slovakia
Share/paid-in capital			2,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Lek Pharmaceuticals d.d., Ljubjana [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Lek Pharmaceuticals d.d.
Principal place of business of subsidiary	Ljubjana
Country of incorporation of subsidiary	Slovenia
Share/paid-in capital			48,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Pharmaceuticals d.d., Ljubjana [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Pharmaceuticals d.d.
Principal place of business of subsidiary	Ljubjana
Country of incorporation of subsidiary	Slovenia
Share/paid-in capital			1,500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis South Africa (Pty) Ltd, Midrand [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis South Africa (Pty) Ltd
Principal place of business of subsidiary	Midrand
Country of incorporation of subsidiary	South Africa
Share/paid-in capital | ZAR																																			ZAR 86,300,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz South Africa (Pty) Ltd, Kempton Park [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz South Africa (Pty) Ltd
Principal place of business of subsidiary	Kempton Park
Country of incorporation of subsidiary	South Africa
Share/paid-in capital | ZAR																																			3,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Laboratories (South Africa) (Pty) Ltd., Midrand [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Laboratories (South Africa) (Pty) Ltd.
Principal place of business of subsidiary	Midrand
Country of incorporation of subsidiary	South Africa
Share/paid-in capital | ZAR																																			ZAR 201,820
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Korea Ltd., Seoul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Korea Ltd.
Principal place of business of subsidiary	Seoul
Country of incorporation of subsidiary	South Korea
Share/paid-in capital | ₩																																				₩ 24.5
Proportion of ownership interest in subsidiary	98.55%
Proportion of voting rights held in subsidiary	99.00%
Subsidiaries [member] | Sandoz Korea Ltd., Seoul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Korea Ltd.
Principal place of business of subsidiary	Seoul
Country of incorporation of subsidiary	South Korea
Share/paid-in capital | ₩																																				17.8
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Korea Ltd., Seoul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Korea Ltd.
Principal place of business of subsidiary	Seoul
Country of incorporation of subsidiary	South Korea
Share/paid-in capital | ₩																																				₩ 33.8
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Farmaceutica S.A., Barcelona [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Farmacéutica S.A.
Principal place of business of subsidiary	Barcelona
Country of incorporation of subsidiary	Spain
Share/paid-in capital			63,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Farmaceutica S.A., Madrid [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Farmacéutica S.A.
Principal place of business of subsidiary	Madrid
Country of incorporation of subsidiary	Spain
Share/paid-in capital			270,450
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Industrial Products S.A., Barcelona [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Industrial Products S.A.
Principal place of business of subsidiary	Les Franqueses del Vallés / Barcelona
Country of incorporation of subsidiary	Spain
Share/paid-in capital			9,300,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Cusi S.A., Barcelona [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Cusi S.A.
Principal place of business of subsidiary	Barcelona
Country of incorporation of subsidiary	Spain
Share/paid-in capital			11,600,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Abadia Retuerta S.A., Sardon de Duero/Valladolid [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Abadia Retuerta S.A.
Principal place of business of subsidiary	Sardón de Duero/Valladolid
Country of incorporation of subsidiary	Spain
Share/paid-in capital			€ 6,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Sverige AB, Stockholm [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Sverige AB
Principal place of business of subsidiary	Täby / Stockholm
Country of incorporation of subsidiary	Sweden
Share/paid-in capital | SEK																																					SEK 5.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis International AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis International AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr		10,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Holding AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Holding AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr		100,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis International Pharmaceutical Investment AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis International Pharmaceutical Investment AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr		100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Bioventures AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Bioventures AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr		100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Forschungsstiftung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Forschungsstiftung
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Stiftung fuer Kaderausbildung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Stiftung für Kaderausbildung
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Mitarbeiterbeteiligungsstiftung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Mitarbeiterbeteiligungsstiftung
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Stiftung fuer Mensch und Umwelt, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Stiftung für Mensch und Umwelt
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Stiftung der Novartis AG fuer Erziehung, Ausbildung und Bildung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Stiftung der Novartis AG für Erziehung, Ausbildung und Bildung
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr		350,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis International Pharmaceutical AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis International Pharmaceutical AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr		100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Services AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Services AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr		20,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Schweizerhalle AG, Muttenz [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Schweizerhalle AG
Principal place of business of subsidiary	Muttenz
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr		18,900,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Stein AG, Stein [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Stein AG
Principal place of business of subsidiary	Stein
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr		251,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Schweiz AG, Risch [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Schweiz AG
Principal place of business of subsidiary	Risch
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr		5,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr		5,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Pharmaceuticals AG, Risch [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Pharmaceuticals AG
Principal place of business of subsidiary	Risch
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr		100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Switzerland SA, Risch [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Switzerland SA
Principal place of business of subsidiary	Risch
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr		100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Pharmaceuticals Ltd., Fribourg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Pharmaceuticals Ltd.
Principal place of business of subsidiary	Fribourg
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr		200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Roche Holding AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Roche Holding AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr		SFr 160,000,000
Proportion of ownership interest in subsidiary	5.50%
Proportion of voting rights held in subsidiary	33.33%
Subsidiaries [member] | Novartis (Taiwan) Co., Ltd., Taipei [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis (Taiwan) Co., Ltd.
Principal place of business of subsidiary	Taipei
Country of incorporation of subsidiary	Taiwan
Share/paid-in capital | TWD																																						TWD 170.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis (Thailand) Limited, Bangkok [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis (Thailand) Limited
Principal place of business of subsidiary	Bangkok
Country of incorporation of subsidiary	Thailand
Share/paid-in capital | THB																																							THB 302.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Laboratories (Thailand) Limited, Bangkok [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Laboratories (Thailand) Limited
Principal place of business of subsidiary	Bangkok
Country of incorporation of subsidiary	Thailand
Share/paid-in capital | THB																																							THB 228.1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Saglik, Gida ve Tarim Urunleri Sanayi ve Ticaret A.S., Istanbul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Saglik, Gida ve Tarim Ürünleri Sanayi ve Ticaret A.S.
Principal place of business of subsidiary	Istanbul
Country of incorporation of subsidiary	Turkey
Share/paid-in capital | TRY																																								TRY 98.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Farmanova Saglik Hizmetleri Ltd. Sti., Istanbul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Farmanova Saglik Hizmetleri Ltd. Sti.
Principal place of business of subsidiary	Istanbul
Country of incorporation of subsidiary	Turkey
Share/paid-in capital | TRY																																								6.7
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Syntek Ilac Hammaddeleri Sanayi ve Ticaret A.S., Istanbul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Syntek Ilaç Hammaddeleri Sanayi ve Ticaret A.S.
Principal place of business of subsidiary	Istanbul
Country of incorporation of subsidiary	Turkey
Share/paid-in capital | TRY																																								46.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Ilac Sanayi ve Ticaret A.S., Istanbul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Ilaç Sanayi ve Ticaret A.S.
Principal place of business of subsidiary	Istanbul
Country of incorporation of subsidiary	Turkey
Share/paid-in capital | TRY																																								165.2
Proportion of ownership interest in subsidiary	99.99%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Grup Saglik Urunleri Ilaclari Sanayi ve Ticaret A.S., Gebze - Kocaeli [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Grup Saglik Ürünleri Ilaçlari Sanayi ve Ticaret A.S.
Principal place of business of subsidiary	Gebze - Kocaeli
Country of incorporation of subsidiary	Turkey
Share/paid-in capital | TRY																																								50.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Laboratuvarlari Ticaret A.S., Istanbul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Laboratuvarlari Ticaret A.S.
Principal place of business of subsidiary	Istanbul
Country of incorporation of subsidiary	Turkey
Share/paid-in capital | TRY																																								TRY 25.2
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Middle East FZE, Dubai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Middle East FZE
Principal place of business of subsidiary	Dubai
Country of incorporation of subsidiary	United Arab Emirates
Share/paid-in capital | AED																																									AED 7.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis UK Limited, Frimley/Camberley [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis UK Limited
Principal place of business of subsidiary	Frimley/Camberley
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																										£ 25,500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals UK Limited, Frimley/Camberley [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals UK Limited
Principal place of business of subsidiary	Frimley/Camberley
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																										5,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Grimsby Limited, Frimley/Camberley [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Grimsby Limited
Principal place of business of subsidiary	Frimley/Camberley
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																										250,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Ziarco Group Limited, Frimley/Camberley [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Ziarco Group Limited
Principal place of business of subsidiary	Frimley/Camberley
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																										3,904
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Limited, Frimley/Camberley [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Limited
Principal place of business of subsidiary	Frimley/Camberley
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																										2,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Eye Care UK Limited, Frimley/Camberley [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Eye Care UK Limited
Principal place of business of subsidiary	Frimley/Camberley
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																										550,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Glaxosmithkline Consumer Healthcare Holdings Limited, Brentford, Middlesex [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Glaxosmithkline Consumer Healthcare Holdings Limited
Principal place of business of subsidiary	Brentford, Middlesex
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																										£ 100,000
Proportion of ownership interest in subsidiary	36.50%
Proportion of voting rights held in subsidiary	37.00%
Subsidiaries [member] | Novartis Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Corporation
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 72,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Finance Corporation, New York, NY [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Finance Corporation
Principal place of business of subsidiary	New York, NY
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Capital Corporation, New York, NY [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Capital Corporation
Principal place of business of subsidiary	New York, NY
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Services, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Services, Inc.
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis US Foundation, New York, NY [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis US Foundation
Principal place of business of subsidiary	New York, NY
Country of incorporation of subsidiary	USA
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals Corporation
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 5,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Institutes for BioMedical Research, Inc., Cambridge, MA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Institutes for BioMedical Research, Inc.
Principal place of business of subsidiary	Cambridge, MA
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Corthera, Inc., San Mateo, CA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Corthera, Inc.
Principal place of business of subsidiary	San Mateo, CA
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | CoStim Pharmaceuticals Inc., Cambridge, MA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CoStim Pharmaceuticals Inc.
Principal place of business of subsidiary	Cambridge, MA
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Encore Vision, Inc., New York, NY [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Encore Vision, Inc.
Principal place of business of subsidiary	New York, NY
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Navigate BioPharma Services, Inc., Wilmington, NC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Navigate BioPharma Services, Inc.
Principal place of business of subsidiary	Wilmington, NC
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 100
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Reprixys Pharmaceuticals Corporation, Oklahoma City, OK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Reprixys Pharmaceuticals Corporation
Principal place of business of subsidiary	Oklahoma City, OK
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Spinifex Pharmaceuticals, Inc., Wilmington, NC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Spinifex Pharmaceuticals, Inc.
Principal place of business of subsidiary	Wilmington, NC
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Institute for Functional Genomics, Inc., San Diego, CA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Institute for Functional Genomics, Inc.
Principal place of business of subsidiary	San Diego, CA
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Inc., Princeton, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Inc.
Principal place of business of subsidiary	Princeton, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 25,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Fougera Pharmaceuticals Inc., Melville, NY [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Fougera Pharmaceuticals Inc.
Principal place of business of subsidiary	Melville, NY
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Eon Labs, Inc., Princeton, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Eon Labs, Inc.
Principal place of business of subsidiary	Princeton, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Laboratories, Inc., Fort Worth, TX [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Laboratories, Inc.
Principal place of business of subsidiary	Fort Worth, TX
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Refractivehorizons, LLC, Fort Worth, TX [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Refractivehorizons, LLC
Principal place of business of subsidiary	Fort Worth, TX
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 10
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Research, Ltd., Fort Worth, TX [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Research, Ltd.
Principal place of business of subsidiary	Fort Worth, TX
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 12.5
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Lensx, Inc., Aliso Viejo, CA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Lensx, Inc.
Principal place of business of subsidiary	Aliso Viejo, CA
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Laboratories Holding Corporation, Fort Worth, TX [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Laboratories Holding Corporation
Principal place of business of subsidiary	Fort Worth, TX
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 10
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Vaccines and Diagnostics, Inc., Cambridge, MA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Vaccines and Diagnostics, Inc.
Principal place of business of subsidiary	Cambridge, MA
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 3
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | ClarVista Medical, Inc., Aliso Viejo, CA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ClarVista Medical, Inc.
Principal place of business of subsidiary	Aliso Viejo, CA
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Transcend Medical, Inc., Menlo Park, CA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Transcend Medical, Inc.
Principal place of business of subsidiary	Menlo Park, CA
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis de Venezuela, S.A., Caracas [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis de Venezuela, S.A.
Principal place of business of subsidiary	Caracas
Country of incorporation of subsidiary	Venezuela
Share/paid-in capital | VEF																																											VEF 1.4
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon Pharmaceutical, C.A., Caracas [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon Pharmaceutical, C.A.
Principal place of business of subsidiary	Caracas
Country of incorporation of subsidiary	Venezuela
Share/paid-in capital | VEF																																											VEF 5.5
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%